FINANCE EXPENSE, NET	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
FINANCE EXPENSE, NET
20. FINANCE EXPENSE, NET
Finance income and expense includes the following components:

	For the Years Ended December 31,
	2019	2018
Interest income	$(1,442)	$(559)
Interest expense, net of capitalized interest	10,715	13,281
Interest on financing component of deferred revenue (see Note 11)	4,288	4,750
Variable adjustment component (see Note 11)	(6,189)	—
Net foreign exchange gain	(479)	(91)
Accretion of rehabilitation provision	730	691
	$7,623	$18,072

On February 1, 2018, Prestea Underground mine achieved commercial production, therefore no capitalized interest was recorded since.